Summary of Principal Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 26, 2023 $ / shares	Apr. 30, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Oct. 25, 2023 $ / shares
Significant Accounting Policies
Ordinary shares, par value | $ / shares	$ 0.00005						$ 0.00005	$ 0.00005	$ 0.0005
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Noncontrolling Interest, Increase from Business Combination					¥ 68,018,000	¥ 966,000
Number of Investment Funds Deconsolidated					2
Consolidated assets			¥ 11,778,845,000		¥ 12,685,378,000		$ 1,613,694
Cash and cash equivalents			3,822,339,000		5,192,127,000	4,403,915,000	$ 523,658
Deferred revenue recognized			¥ 42,600,000		54,200,000	54,800,000
Revenue, Practical Expedient, Financing Component [true false]			true	true
Government subsidies			¥ 65,239,000	$ 8,938	126,955,000	129,521,000
Foreign currency exchange rate, translation			7.2993				7.2993
Gain (Loss) on Sale of Loans and Leases			¥ 0
Total revenues			¥ 2,621,334,000	$ 359,121	¥ 3,317,821,000	¥ 3,128,877,000
Mainland China
Significant Accounting Policies
VAT rate one (as a percent)		3.00%
VAT rate two (as a percent)		6.00%
VAT rate three (as a percent)		9.00%
VAT rate four (as a percent)		13.00%
Primary VAT rate applicable to VIEs		6.00%
Investments Member | Product Concentration Risk | Net Revenue
Significant Accounting Policies
Concentration risk percentage			0.00%	0.00%	0.00%	11.10%
Consolidated Fund
Significant Accounting Policies
Cash and cash equivalents			¥ 11,390,000		¥ 9,728,000
Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies
Increase in Consolidated Assets from Acquisition of Partial Investment					68,600,000
Increase in Consolidated Liabilities from Acquisition of Partial Investment					600,000
Noncontrolling Interest, Increase from Business Combination					68,000,000
Consolidated assets			3,722,352,000		3,577,543,000		$ 509,961
Cash and cash equivalents			705,010,000		1,420,089,000		$ 96,586
Total revenues			678,536,000	$ 92,959	997,204,000	¥ 1,289,672,000
Operating cost and expenses			704,101,000	$ 96,461	¥ 740,138,000	¥ 586,993,000
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Significant Accounting Policies
Consolidated assets			¥ 0
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Revenue
Significant Accounting Policies
Percentage of net revenue			26.00%	26.00%	30.10%	41.40%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies
Percentage of net income			23.00%	23.00%	21.20%	67.70%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Total Assets
Significant Accounting Policies
Percentage of total assets			31.00%	31.00%	28.20%
Variable Interest Entity, Primary Beneficiary [Member] | Investments Member
Significant Accounting Policies
Assets, deconsolidation					¥ 23,400,000
Non-controlling interests, deconsolidation					23,400,000
Intragroup transactions
Significant Accounting Policies
Total revenues			¥ 99,107,000		19,591,000	¥ 64,419,000
Operating cost and expenses			¥ 273,964,000		¥ 359,075,000	¥ 264,376,000
Minimum
Significant Accounting Policies
Ownership percentage in affiliate to represent influence			20.00%	20.00%